Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current tax assets
Tax refund receivable	$ 1,648	$ 50,456	$ 28,458
Prepaid income tax	15,479	473,807	232,084
Current tax assets	17,127	524,263	260,542
Current tax liabilities
Income tax payable	$ 221,533	$ 6,781,136	$ 7,619,328